Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt [Abstract]
Long-term debt	$ 218,500	$ 265,247
Less: Deferred finance fees	(1,888)	(5,989)
Total long-term debt net of deferred finance fees and debt discounts	216,612	259,258
Presented [Abstract]
Current portion of long-term debt	11,824	14,202
Long-term debt	$ 204,788	245,056
1st CMBFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Julius Caesar and M/T Legio X Equestris
Long-term debt	$ 0	120,764
1st AVIC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Oceano CA
Long-term debt	$ 0	40,066
2nd AVIC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco West Coast
Long-term debt	$ 0	38,617
Huarong Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Malibu
Long-term debt	$ 0	38,800
2nd CMBFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Marina Del Rey
Long-term debt	$ 0	27,000
HSBC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/Y Parabellvm
Long-term debt	$ 13,040	0
New Huarong Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Marina Del Rey, M/T Eco Oceano CA, M/T Julius Caesar and M/T Legio X Equestris
Long-term debt	$ 205,460	$ 0